HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held-for-sale
The following is a summary of the assets and liabilities classified as held for sale as at December 31, 2024 and 2023:

AS AT DEC. 31 (MILLIONS)	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate (Core and Transitional & Development)[1]	Real Estate (LP Investments) and Other[1]	2024 Total	2023 Total
Assets
Cash and cash equivalents	$48	$—	$115	$—	$63	$226	$11
Accounts receivable and other	87	7	352	948	121	1,515	79
Equity accounted investments	421	819	—	—	242	1,482	132
Investment properties	—	—	—	1,064	2,411	3,475	2,141
Property, plant and equipment	1,396	—	1,575	—	454	3,425	112
Intangible assets	—	—	—	—	14	14	10
Other long-term assets	152	—	—	—	—	152	—
Deferred income tax assets	2	—	—	—	—	2	4
Assets classified as held for sale	$2,106	$826	$2,042	$2,012	$3,305	$10,291	$2,489
Liabilities
Accounts payable and other	$113	$4	$282	$115	$161	$675	$112
Non-recourse borrowings of managed entities	824	525	1,425	—	1,130	3,904	4
Deferred income tax liabilities	133	—	3	—	6	142	2
Liabilities associated with assets classified as held for sale	$1,070	$529	$1,710	$115	$1,297	$4,721	$118
1.Real estate core and transitional and development investments are included in our Real Estate segment. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
As at December 31, 2024, assets held for sale primarily relate to:
•Several office, retail, hospitality, and multifamily assets in the U.S., and logistics assets across the U.S., Japan and Europe within our LP investments included within our Asset Management segment;
•An office asset and three retail assets in the U.S., and an office asset in Australia, within our Real Estate segment;
•An interest in a 2 GW pumped storage facility in the U.K., a 30 MW biomass facility in Brazil, and a 1,004 MW portfolio of wind and solar assets in India, within our Renewable Power and Transition segment; and
•Our offshore oil services operation’s shuttle tanker business within our Private Equity segment.